Commitments	12 Months Ended
Dec. 31, 2024
Commitments And Contingencies [Abstract]
Commitments	COMMITMENTS
Baytex has a number of financial obligations that are incurred in the ordinary course of business. These obligations are of a recurring nature and impact the Company’s cash flow from operations in an ongoing manner. A significant portion of these obligations will be funded by adjusted funds flow (note 22). These obligations as of December 31, 2024 and the expected timing of funding of these obligations, are noted in the table below.

	Total	2024	2025-2026	2027-2028	2029 and beyond
Processing agreements	$5,917	$948	$1,239	$543	$3,187
Transportation agreements	168,767	54,909	84,742	17,877	11,239
Total	$174,684	$55,857	$85,981	$18,420	$14,426

Baytex also has ongoing obligations related to the abandonment and reclamation of well sites and facilities which have reached the end of their economic lives (note 10). The present value of the future estimated abandonment and reclamation costs are included in the asset retirement obligations presented in the statement of financial position. Programs to abandon and reclaim wellsites and facilities are undertaken regularly in accordance with applicable legislative requirements.